Changes in Valuation Allowances (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Valuation Allowance [Line Items]
Beginning balance	$ (371)	(20,219)	(11,676)
Increase on account of business combination			(2,465)
Increases for the current year	(39)	(2,125)	(4,608)
Reduction in deferred tax assets and corresponding valuation allowance pertaining to earlier years	30	1,622
Effect of foreign currency translation	16	869	(1,470)
Ending Balance	$ (364)	(19,853)	(20,219)